GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2014
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2013		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥37,314	¥16,454	¥32,603	¥11,816
Software	35,522	24,764	37,838	27,041
Non-patent technology	3,266	323	5,600	708
Other	29,401	16,041	31,138	16,105

Total	¥105,503	¥57,582	¥107,179	¥55,670

Intangible Assets Not Subject to Amortization

	March 31,
	2013	2014
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,660	¥7,816
Other	2	1

Total	¥6,662	¥7,817

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2014 are as follows:

Year ended March 31, 2014
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,200
Software	5,203
Non-patent technology	1,845
Other	2,225

Total	¥10,473

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2015	¥8,736
2016	7,322
2017	6,179
2018	5,339
2019	4,300

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2013 and 2014 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2012
Goodwill	¥100	¥1,262	¥19,060	¥40,863	¥18,456	¥12,835	¥4,595	¥97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,262	13,645	40,863	18,456	12,813	1,900	89,039
Goodwill acquired during the year	—	—	—	3,419	—	272	6,305	9,996
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	51	1,453	1,390	—	1,496	—	4,390

Balance at March 31, 2013
Goodwill	100	1,313	20,513	45,672	18,456	14,603	10,900	111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,313	15,098	45,672	18,456	14,581	8,205	103,425
Goodwill acquired during the year	—	5,548	—	158	—	—	—	5,706
Impairment of goodwill	—	—	—	(729)	—	—	—	(729)
Translation adjustments and reclassification to other accounts	—	40	2,329	3,656	—	2,205	—	8,230

Balance at March 31, 2014
Goodwill	100	6,901	22,842	49,486	18,456	16,808	10,900	125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	¥100	¥6,901	¥17,427	¥48,757	¥18,456	¥16,786	¥8,205	¥116,632